Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a.The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay's wholly-owned subsidiary, Teekay Services Ltd. (or the Manager, previously Teekay Shipping Ltd.) and its affiliates. The Manager provides various services under a long-term management agreement (or the Management Agreement), as disclosed below. In October 2021, Teekay entered into an agreement to dispose of its general partner interest in its publicly listed subsidiary, Teekay LNG Partners L.P. (now known as Seapeak LLC) (or Seapeak), all of its common units in Seapeak, three subsidiaries which collectively contain the shore-based management operations of Seapeak, including Teekay Shipping Ltd., as well as certain of Seapeak's joint ventures. In November 2021, Teekay Services Ltd., a wholly-owned subsidiary of Teekay, assumed the role as Manager, in advance of the completion of the disposition, which closed in January 2022.
b. Amounts received and (paid) by the Company for related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Vessel operating expenses - technical management fee (i)	(1,008)	(992)	(1,202)
Strategic and administrative service fees (ii)	(33,593)	(30,775)	(31,422)
Secondment fees (iii)	(303)	(402)	(185)
LNG service revenues (iv)	—	—	1,979
Technical management fee recoveries and service revenues(v)(vi)	691	699	1,085

i.The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company’s consolidated statements of (loss) income. The Company paid such third party technical management fees to the Manager in relation to certain former Tanker Investment Ltd. vessels.
ii.The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
iii.The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of (loss) income.
iv.In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Seapeak, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by Seapeak, has a 30% interest. The sub-contract was terminated in April 2019.
v.The Company receives reimbursements from Teekay, for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.
vi.The Company recorded service revenues relating to Teekay Tanker Operations Limited's (or TTOL's) administration of certain revenue sharing agreements and provision of certain commercial services to the counterparties in the agreements.

c.The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company's consolidated balance sheets in "due from affiliates" or "due to affiliates", as applicable, are without interest or stated terms of repayment. In addition, $1.9 million and $9.0 million were payable as crewing and manning costs as at December 31, 2021 and 2020, respectively, and such amounts are included in accrued liabilities on the Company's consolidated balance sheets. These crewing and manning costs will be payable as reimbursement to the Manager once they are paid by the Manager to the vessels' crew.
d.The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $25.60 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2021, 2020 and 2019. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.
e.In October 2018, the Company established a new RSA structure under TTCL and subsequently began transitioning the Company's RSA activities from TTOL to TTCL. Pursuant to a service agreement with the Teekay Aframax RSA prior to the change in structure, from time to time, the Company hired vessels to perform full service lightering services. During 2019, the Company recognized $8.8 million related to vessels that were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's consolidated statements of (loss) income.